ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2019
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE	6) ACCOUNTS PAYABLE

($ thousands)	December 31, 2019	December 31, 2018
Accrued payables	$105,928	$115,388
Accounts payable – trade	185,612	174,657
Total accounts payable	$291,540	$290,045